Accounts receivable (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Hughes Networks Systems
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	11.00%	14.00%	17.00%
America Movil Peru, S.A.C.
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	9.00%	10.00%	10.00%
Telmex
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	5.00%	5.00%	4.00%
Other foreign customers
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	43.00%	40.00%	37.00%
Other domestic customers
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	32.00%	31.00%	32.00%